Goodwill, Intangible and Other Long-Lived Assets - Estimated Future Amortization Expense (Detail) (Predecessor [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Predecessor [Member]
Finite-Lived Intangible Assets [Line Items]
2013	$ 16.9
2014	16.9
2015	14.6
2016	11.5
2017	$ 9.4